Trade Accounts Receivable - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,770	$ 1,582
Other financial obligations	948	927
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	799	755
Other financial obligations	$ 681	$ 658